Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Disclosure of Significant Investments in Associates
Details of the Company's investment in associate as at December 31, 2021 and 2020 are as follows:

	Principal Activity	Principal place of business	Ownership interest (%)		Fair value (1)		Carrying amount
Equity method accounted for investee			2021	2020	2021	2020	2021	2020
Solaris(2)	Exploration	Ecuador	—	26.5	$—	$132,026	$—	$22,287
i-80 Gold Corp.	Producing	USA	25.5	—	148,559	—	125,313	—
(1)The fair value of the Company's investment in i-80 Gold represents the fair value of 60.8 million i-80 Gold common shares based on the quoted market price at December 31, 2021 of C$3.09 per share, which is a Level 1 input.
(2)Effective April 28, 2021, the Company's investment in Solaris Shares and Solaris Warrants are presented in marketable securities and derivative assets, respectively (note 5(d)).

Summary of Significant Changes in Carrying Amount of Investment Associates
The following is a summary of the changes in the Company’s investment in Solaris previously accounted for using the equity method during the years ended December 31, 2021 and 2020:

Balance – December 31, 2019	$7,162
Shares acquired	12,480
Dilution gain	8,033
Share of net loss	(5,388)
Balance – December 31, 2020	22,287
Share of net loss for the period of January 1 to April 28, 2021	(3,399)
Carrying value of investment sold (note 5(d))	(7,318)
Reclassification of retained interest in Solaris (note 5(d))	(11,570)
Balance – December 31, 2021	$—
The following table summarizes the change in carrying amount of the Company’s investment in i-80 Gold:

Balance – December 31, 2020	$—
Acquired in Premier Acquisition (note 5(a))	79,001
Shares acquired	40,111
Dilution gain	2,067
Share of net income	4,134
Balance – December 31, 2021	$125,313

Disclosure of Summarized Financial Information of Associates

At December 31	2021	2020
	i-80 Gold	Solaris
Cash and cash equivalents	$51,627	$71,973
Other current assets	55,606	322
Non-current assets	131,426	20,652
Total assets	238,659	92,947
Current financial liabilities(1)	—	439
Other current liabilities	12,956	2,702
Non-current financial liabilities	37	384
Other non-current liabilities	18,456	160
Total liabilities	31,449	3,685
Non-controlling interest	—	7,766
Net assets (100%)	207,210	81,496
Equinox Gold's share of net assets	52,814	21,585
Adjustments to Equinox Gold's share of net assets	72,499	702
Carrying amount	$125,313	$22,287
(1)    Excludes accounts payable and accrued liabilities.

Years ended December 31	2021	2020
Revenue	$—	$—
Expenses(1)	(24,906)	(20,301)
Depreciation and depletion	—	(68)
Income tax expense	(200)	—
Net loss from continuing operations (100%)	(25,106)	(20,369)
Net income from discontinued operations (100%)	11,554	—
Net loss (100%)	(13,552)	(20,369)
Other comprehensive income (loss) (100%)	—	—
Total comprehensive loss (100%)	(13,552)	(20,369)
Equinox Gold's share of net loss and comprehensive loss	(3,454)	(5,388)
Adjustments to Equinox Gold's share of net loss and comprehensive loss	7,588	—
Equinox Gold's share of net income (loss)	4,134	(5,388)
Equinox Gold's share of total comprehensive income (loss)	$4,134	$(5,388)
(1)    Excludes depreciation and depletion.